RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY DISCLOSURES
Schedule Of Key Management Personnel Compensation
Thousands of United States dollars	Year ended December 31, 2021	Year ended December 31, 2020	Period from incorporation on March 13, 2019 to December 31, 2019
Directors’ and officers’ compensation	$2,261	$1,938	$557
Share-based payments	2,373	4,167	68
	$4,634	$6,105	$625